Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Information [Line Items]
Entity Registrant Name	Hunter Maritime Acquisition Corp.
Entity Central Index Key	0001679450
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Class A Common Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	15,173,100
Class B Common Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	3,793,275